Equity Method Investments (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010
Company's ownership interest in America Movil S.A. de C.V. (America Movil) (in hundredths)		9.39%
Telmex Internacional for America Movil share exchange rate (per share)	0.373
Telmex Internacional exchange	$ 658		$ 658
Purchase price of additional America Movil L shares	202
Undistributed earnings from equity affiliates		5,760	5,137
Sale of company's investment in Telmex - Launch date for tender offer		2011
Fair value of equity method investment in America Movil		$ 8,185